COMPOSITION OF CERTAIN FINANCIAL STATEMENT ITEMS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF INVENTORIES

Inventories as of June 30, 2025, and December 31, 2024, are comprised of the following:

	June 30,	December 31,
	2025	2024
Quartzite unprocessed blocks	-	116,143
Quartzite processed slabs	49,805	55,583
Total	49,805	171,726

Inventories are composed of quartzite blocks and slabs generated by the cut and polishing process of the blocks. Both products are actively sold in the market, therefore considered finished products:

	December 31
	2024	2023	2022
Quartzite unprocessed blocks	116,143	-	-
Quartzite processed slabs	55,583	-	-
Total	171,726	-	-

SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED EXPENSES

The following table sets forth the components of the Company’s property and equipment as of June 30, 2025 and December 31, 2024:

	June 30, 2025			December 31, 2024
		Accumulated	Net Book		Accumulated	Net Book
	Cost	Depreciation	Value	Cost	Depreciation	Value
Capital assets subject to depreciation:
Computers and office equipment	6,505	(651)	5,854	5,733	-	5,733
Machinery and equipment	469,922	(7,507)	462,415	452,205	(41)	452,165
Mineral Rights	1,413,042	-	1,413,042	1,245,274	-	1,245,274
Land	20,418	-	20,418
Facilities	16,463	(1,040)	15,423	14,508	(191)	14,316
Vehicles	-	-	-	-	-	-
Total fixed assets	$1,926,350	(9,198)	1,917,152	1,717,720	(232)	1,717,488

Related Party Receivables/Payables

As of June 30, 2025, there are $762,679 ($872,942 as of December 31, 2024) of relating parties outstanding balances, represented by $751,015 ($851,678 in 2024) of intercompany loans received from Atlas Lithium (which include the impact of interest accrued for of $22,837 and $10,918 as of December 31, 2024) and $11,665 payable to Atlas Lítio do Brasil Ltda (“ALB”) as a result of a cost sharing agreement through which the Company borrows resources from ALB mainly for Geology-related work ($21,264 as of December 31, 2024).

Additionally, the Company advanced an amount of $12,800 to its CEO, which will be offset against amounts receivable by the CEO in 2025. The amounts are classified as Other current assets in the balance sheet.

Accounts Payable and Accrued Expenses

	June 30, 2025	December 31, 2024
Trade payables	$323,386	305,638
Payroll and social charges	$44,200	26,220
Taxes payable	$7,085	14,488
Total	$374,671	$346,346

The following table sets forth the components of the Company’s property and equipment as at December 31, 2024, 23 and 2022:

	December 31, 2024
	Cost	Accumulated Depreciation	Net Book Value

Computers and office equipment	$5,733	-	$5,733
Machinery and equipment (1)	$452,205	(41)	$452,165
Mineral rights (2)	$1,245,274	-	$1,245,274
Facilities	$14,508	(191)	$14,316
Vehicles	$-	-	$-
Total fixed assets	$1,717,720	(232)	$1,717,488

	December 31, 2023
	Cost	Accumulated Depreciation	Net Book Value
Computers and office equipment	$-	-	$-
Machinery and equipment	320,700	-	320,700
Vehicles	-	-	-
Total fixed assets	$320,700	-	320,700

	December 31, 2022
	Cost	Accumulated Depreciation	Net Book Value

Computers and office equipment	$2,192	(2,192)	$-
Machinery and equipment	118,855	(76,926)	41,929
Vehicles	42,507	(42,507)	-
Total fixed assets	$163,554	$(121,625)	$41,929

For the years ended December 31, 2024, 2023 and 2022, the Company recorded depreciation expense of $206, $nil and $12,997, respectively.

(1)	In 2024, the Company acquired an excavator to be used in our quartzite operations for a total consideration of R$810,000 ($133,424 at the date of the transaction). In 2023, the Company acquired a gold processing plant from Atlas Lithium at a total price of $320,700. Total paid for the plant acquisition was composed of 21,380 shares issued by the Company at $15.00 each.
(2)	The mineral rights addition in 2024 correspond to the impacts of the merger of the Company and Apollo. Mineral rights are held by the new subsidiary MAL.

SCHEDULE OF OTHER EXPENSES
	December 31,	Foreign currency	Impairment	December 31,
	2022	translation	losses	2023
Property and equipment, net	41,929	2,358	(44,287)	-
Intangibles, net	11,499	750	(12,249)	-
	53,428	3,108	(56,536)	-

SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED EXPENSES
	June 30, 2025	December 31, 2024
Trade payables	$323,386	305,638
Payroll and social charges	$44,200	26,220
Taxes payable	$7,085	14,488
Total	$374,671	$346,346

Apollo Resources Corporation [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED EXPENSES

The following table sets forth the components of the Company’s Property Plant and Equipment as at December 31, 2023 and 2022:

	December 31, 2023
	Cost	Accumulated Amortization	Net Book Value
Machinery and equipment	$-	-	$-
Mineral rights	$1,059,862	-	$1,059,862
Total Property Plant and Equipment	$1,059,862	-	$1,059,862

	December 31, 2022
	Cost	Accumulated Amortization	Net Book Value
Machinery and equipment	$4,063	$2,589	$1,474
Mineral rights	$1,050,272	-	$1,050,272
Total Property Plant and Equipment	$1,054,335	$2,589	$1,051,746